Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
The New Economy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class A (with sales charge)
Accumulated Value				$ 9,424				$ 9,424				$ 12,678				$ 13,006				$ 14,901				$ 19,411				$ 22,551			$ 16,906			$ 19,775			$ 26,101	$ 33,132
The New Economy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class C (with sales charge)
Accumulated Value				10,000				9,918				13,233				13,472				15,316				19,803				22,832			16,991			19,722			26,030	33,043
The New Economy Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class T (with sales charge)
Accumulated Value		$ 9,750			$ 11,946					$ 12,280				$ 14,102				$ 18,413				$ 21,441				$ 16,115			$ 18,902			$ 25,009			$ 31,824
The New Economy Fund - Class F1
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class F-1
Accumulated Value				10,000				9,992				13,435				13,776				15,773				20,539				23,850			17,873			20,897			27,570	34,977
The New Economy Fund - Class F2
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class F-2
Accumulated Value				10,000				10,022				13,511				13,892				15,949				20,827				24,250			18,226			21,371			28,275	35,968
The New Economy Fund - Class F3
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class F-3
Accumulated Value			$ 10,000			$ 12,765					$ 13,137				$ 15,099				$ 19,738				$ 23,004				$ 17,308			$ 20,316			$ 26,907			$ 34,262
The New Economy Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-A (with sales charge)
Accumulated Value				9,650				9,640				12,961				13,288				15,215				19,815				23,012			17,250			20,169			26,613	33,772
The New Economy Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				9,911				13,218				13,451				15,283				19,754				22,940			17,196			20,107			26,530	33,666
The New Economy Fund Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-E
Accumulated Value				10,000				9,967				13,367				13,676				15,623				20,293				23,510			17,579			20,508			26,994	34,174
The New Economy Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-T (with sales charge)
Accumulated Value		9,750			11,941					12,271				14,084				18,380				21,388				16,067			18,835			24,909			31,681
The New Economy Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-F-1
Accumulated Value				10,000				10,014				13,489				13,861				15,906				20,769				24,163			18,145			21,253			28,087	35,706
The New Economy Fund Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 12,926				$ 9,713				$ 11,391				$ 15,068				$ 19,168
The New Economy Fund Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class 529-F-3
Accumulated Value	10,000								12,936				9,726				11,409				15,100				19,219
The New Economy Fund Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-1
Accumulated Value				10,000				9,923				13,245				13,483				15,328				19,819				22,848			17,003			19,746			25,867	32,585
The New Economy Fund Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-2
Accumulated Value				10,000				9,921				13,244				13,482				15,328				19,817				22,847			16,998			19,736			25,854	32,575
The New Economy Fund® Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-2E
Accumulated Value				10,000				9,956				13,329				13,610				15,517				20,120				23,260			17,359			20,217			26,560	33,553
The New Economy Fund® Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-3
Accumulated Value				10,000				9,967				13,366				13,666				15,606				20,269				23,472			17,543			20,460			26,917	34,061
The New Economy Fund® Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-4
Accumulated Value				10,000				9,996				13,445				13,790				15,795				20,575				23,900			17,918			20,959			27,660	35,100
The New Economy Fund® Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-5E
Accumulated Value				10,000				10,011				13,501				13,875				15,928				20,791				24,196			18,175			21,301			28,169	35,819
The New Economy Fund® Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-5
Accumulated Value				10,000				10,029				13,527				13,917				15,989				20,890				24,339			18,302			21,473			28,421	36,177
The New Economy Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							The New Economy Fund — Class R-6
Accumulated Value				10,000				10,031				13,539				13,934				16,017				20,940				24,406			18,360			21,555			28,541	36,349
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index)
Accumulated Value	10,000	10,000	10,000	10,000	11,448	11,803		10,368	13,397	11,336	11,687	12,923	11,840	12,886	13,285	12,796	13,263	14,820	15,279	14,546	16,727	17,676	18,224	16,730	19,772	15,622	16,106	19,953	17,498	18,041	17,635	22,069	22,753	19,753	26,087	26,895	24,912	29,448
Standard And Poors 500 Index One [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,388	$ 11,744		$ 10,806	$ 14,192	$ 12,102	$ 12,481	$ 13,277	$ 12,885	$ 14,052	$ 14,492	$ 14,111	$ 14,669	$ 16,505	$ 17,021	$ 16,384	$ 19,640	$ 21,113	$ 21,774	$ 19,244	$ 22,586	$ 19,169	$ 19,768	$ 24,617	$ 21,821	$ 22,504	$ 22,350	$ 29,217	$ 30,131	$ 25,443	$ 33,599	$ 34,651	$ 34,066	$ 39,175